Profit and loss information - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Operating Expense [Line Items]
Income from government grants	€ 2,000	€ 4,600	€ 0	€ 6,000	€ 11,900	€ 0
Share issue related cost		(115,113)			(115,113)
Amortization of IFRS 9 impact	0	300	400	0	700	800
Bank borrowings (including amortization of capitalized financing fees)	5,574	5,475	6,509	11,082	11,645	12,933
Interest expense on borrowings	5,100	4,900	6,000	10,100	10,500	11,800
Amortization of borrowing costs capitalized	500	800	900	900	1,800	1,900
Capital reorganization / FPAC Merger
Operating Expense [Line Items]
Share issue related cost	135,300
Incremental fair value granted, modified share-based payment arrangements	58,600
Decrease through write-off, financial assets	8,100
Amortization of IFRS 9 impact	3,600
Transaction bonus	6,000
Corporate restructuring advisory fee	41,900
Italy
Operating Expense [Line Items]
Income taxes paid				1,300
Current tax liabilities, non-current	11,000			11,000			€ 12,400	€ 13,500
Germany | Tax contingent liability
Operating Expense [Line Items]
Estimated financial effect of contingent liabilities	4,200			4,200
Germany | Taxation interest
Operating Expense [Line Items]
Estimated financial effect of contingent liabilities	100			100			€ 4,100	€ 3,800
Capitalised development expenditure
Operating Expense [Line Items]
Capitalised development expenditure	€ 4,290	€ 4,292	€ 6,336	€ 8,138	€ 8,578	€ 11,314